Note 2 - Summary of Significant Accounting Policies (Details Textual)			3 Months Ended		12 Months Ended
	Sep. 25, 2020	Jan. 21, 2020	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares			6,846,415	3,395,635	213,831	1,001,948
Research and Development Expense, Total			$ 1,330,544	$ 602,783	$ 15,554,171	$ 2,444,459
Upfront Fees for COH and PNP License[Member]
Research and Development Expense, Total					$ 10,513,825
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	2,000